Acquisitions - Additional Information (Detail) In Millions, unless otherwise specified	12 Months Ended					1 Months Ended	12 Months Ended											12 Months Ended					12 Months Ended
	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Minimum	Mar. 31, 2012 Maximum	Mar. 31, 2011 Game Show Network, Llc JPY (¥)	Mar. 31, 2012 Game Show Network, Llc JPY (¥)	Mar. 31, 2011 Game Show Network, Llc JPY (¥)		Mar. 31, 2010 Game Show Network, Llc JPY (¥)	Mar. 31, 2012 Game Show Network, Llc Minimum USD ($)	Mar. 31, 2012 Game Show Network, Llc Maximum USD ($)	Mar. 31, 2011 Game Show Network, Llc Prior to acquisition	Mar. 31, 2012 Game Show Network, Llc Put Option	Mar. 31, 2012 Other Acquisitions JPY (¥)	Mar. 31, 2011 Other Acquisitions USD ($)	Mar. 31, 2010 Other Acquisitions JPY (¥)	Mar. 31, 2012 Other Acquisitions Contingent consideration JPY (¥)	Mar. 31, 2012 Sony Ericsson JPY (¥)		Feb. 15, 2012 Sony Ericsson EUR (€)	Feb. 15, 2012 Sony Ericsson JPY (¥)	Mar. 31, 2012 Sony Semiconductor Kyushu Corporation JPY (¥)	Jun. 30, 2011 Sony Semiconductor Kyushu Corporation JPY (¥)
Business Acquisition [Line Items]
Ownership percentage in equity method investment				20.00%	50.00%	40.00%		40.00%		50.00%			35.00%	18.00%					50.00%		50.00%	50.00%
Cash proceeds on sale of ownership										¥ 8,831
Gain on sale of ownership										8,322
Acquired additional equity interest in GSN						5.00%
Acquired additional equity interest in GSN, Value						4,849		4,849
Term of put right, exercisable														60 days
Description of dates (period) put right can be exercised							The put right is exercisable during three windows starting on April 1 of 2012, 2013 and 2014 and lasting for 60 business days.
Put exercise price											234	288
Equity interest owned prior to acquisition at fair value						33,940		33,940														71,449
Recognized gain on remeasured equity interest								26,991	[1]										102,331	[1]
Cash consideration for acquisition																					1,050	107,174
Accumulated translation adjustment	(719,092)	(700,786)																				(11,690)
Total acquisition cost															7,914	2,884	17,616						57,451
Acquisition date																							Apr. 01, 2011
Proceeds from sale and leaseback transactions																							50,537
Sale and leaseback transaction																							3 years
Contingent consideration and subject to future change																	1,420
Goodwill							45,905								5,853	1,415	13,425					128,522
Intangible assets															3,345	1,227	3,708					123,097		1,223
Other operating (income) expense, net	¥ (59,594)	¥ (13,450)	¥ 42,988															¥ 896

[1]	Refer to Note 24.